Earnings per Share (Basic) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic earnings per share [abstract]
Net profit attributable to shareholders of the Company	¥ 2,215,728	¥ 5,336,331	¥ 6,143,222
Weighted average number of ordinary shares in issue (thousands of shares)	10,823,814	10,823,497	10,803,690
Basic earnings per share (RMB per share)	¥ 0.205	¥ 0.493	¥ 0.569
Basic earnings per ADS(RMB per ADS)	¥ 20.452	¥ 49.303	¥ 56.862